Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Basic and diluted earnings per share
The following table presents the calculation of basic and diluted earnings per share for the year ended December 31, 2013 (in thousands, except share and per share data):

	Year Ended December 31, 2013(1)
	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share Amount
Net income attributable to Class A common stockholders	$2,266	7,885,186	$0.287
Allocation of earnings to participating securities:
Allocation of earnings to FA RSU plan shareholders	(19)	—	(0.002)
Basic Earnings:
Net income attributable to Class A common stockholders	2,247	7,885,186	0.285
Effect of Dilutive Securities:
Shares issuable to FA RSU plan shareholders	19	140,022	(0.003)
Diluted Earnings:
Net income attributable to Class A common stockholders	$2,266	8,025,208	$0.282

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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.